Goodwill and Acquired Intangible Assets - Schedule of Goodwill Balance (Detail) $ in Thousands	9 Months Ended
Dec. 31, 2016 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 254
Goodwill acquired	5,151
Effect of foreign exchange rates	(35)
Ending Balance	$ 5,370